RELATED-PARTY TRANSACTIONS DISCLOSURE: Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Transactions with related parties, expenses	$ 188,721	$ 138,772	$ 249,420
Consulting fees to a company owned by an officer and director
Transactions with related parties, expenses	60,000	60,000	60,000
Consulting fees to a company controlled by officers and directors
Transactions with related parties, expenses	10,000	45,000	60,000
Mineral exploration fees to a company controlled by officers and directors
Transactions with related parties, expenses	25,000	0	0
Mineral exploration and general administrative expenses to a company controlled by officers and directors
Transactions with related parties, expenses	0	5,400	99,984
Consulting fees paid or accrued to a company controlled by VP of Finance
Transactions with related parties, expenses	0	0	7,120
Legal fees paid to a company controlled by a director
Transactions with related parties, expenses	24,076	28,372	22,316
Consulting fees to a company controlled by a director
Transactions with related parties, expenses	1,000	0	0
Consulting fees to an officer and director
Transactions with related parties, expenses	20,000	0	0
Consulting fees to a former director
Transactions with related parties, expenses	10,000	0	0
Stock-based compensation with related parties
Transactions with related parties, expenses	$ 38,645	$ 0	$ 0